LEASES - Supplemental balance sheet information related to operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LEASES
Operating lease ROU assets	$ 22,311	$ 23,567
Operating lease liabilities, current	6,002	7,106
Operating lease liabilities, non-current	$ 17,463	$ 15,604
Weighted-average remaining lease term (in years)	5 years 2 months 12 days	4 years 6 months
Weighted-average discount rate	4.73%	4.52%